Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual property cost	$ 1,027
Less: accumulated amortization	329
Intangible assets, net	$ 698